ACQUISITION AND DISPPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
ACQUISITION AND DISPPOSAL OF SUBSIDIARIES
ACQUISITION AND DISPPOSAL OF SUBSIDIARIES

4.    ACQUISITION AND DISPPOSAL OF SUBSIDIARIES

Acquisitions in 2023

Sanhe Mingtai Digital Industrial Park Co., Ltd. (“Sanhe Digital”)

In March 2023, the Company through one of its Consolidated VIEs, Langfang Huahai Network Technology Co., Ltd. (“Langfang Huahai”), acquired 100% equity interest in Sanhe Digital by issuance of 22.5% equity interest (share consideration) of Langfang Huahai. The share consideration is referenced to the fair value of the identifiable assets acquired and liabilities assumed. The purpose of the transaction is to acquire the property and land use rights for data center. As Sanhe Digital does not possess all the elements that are necessary to conduct normal operations as a business, such acquisition is accounted for as an acquisition of assets. Sanhe Digital was subsequently merged into Langfang Huahai in December 2023.

The carrying amount of the net identifiable assets of Sanhe Digital were as follows:

RMB
Net assets acquired:
Current assets	3
Property and equipment, net	105,538
Land use rights, net	14,258
Deferred tax assets	2,232
Accrued expenses and other payables	(2,277)
Deferred tax liabilities	(2,758)
Total share consideration	116,996

Acquisitions in 2025

Hebei Yiyun Yuanjing Big Data Technology Co., Ltd (“Yiyun”)

In January 2025, the Company entered into an equity purchase agreement with third parties (the “Sellers”) to acquire 100% of the shares of HLA Data Ltd., through which the Company obtained 51% equity interest of Yiyun, for a cash consideration of RMB266.7 million, together with 10% equity interest of Yiyun acquired in May 2024 (Note 11). Accordingly, Yiyun has been consolidated into the Company’s consolidated financial statements. As Yiyun had not yet commenced operations and does not have outputs or a substantive process, such acquisition is accounted for as an acquisition of assets.

The carrying amount of the net assets acquired were as follows:

RMB
Cash and cash equivalents	500
Property and equipment, net	12,941
Land use rights, net	98,296
Intangible assets (Note 9)	512,526
Deferred tax liabilities	(129,259)
Redeemable noncontrolling interests (Note 18)	(218,299)
Total consideration
- Cash consideration	266,705
- Carrying amount of the acquirer’s previously held equity interests	10,000

4.    ACQUISITION AND DISPPOSAL OF SUBSIDIARIES (CONTINUED)

Disposal in 2025

In November 2025, the Company, acting as the originator, involved in the issuance of a holding-type real estate asset-backed plan (the “ABS Plan”), through which the Company disposed a data center subsidiary to a special purposed vehicle controlled by the ABS Plan. The ABS Plan was listed on the Shanghai Stock Exchange in December 2025, with the issuance scale of RMB860 million. The Company subscribed 7% interest (Note 11) of the ABS Plan with the remaining portion subscribed by various institutional investors. Following the completion of this transaction, the Company deconsolidated the subsidiary transferred to the ABS Plan and recognized gain on deconsolidation of a subsidiary of RMB470 million.